UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00032

Fundamental Investors, Inc.
(Exact Name of Registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders
[logo - American Funds® ]

The right choice for the long term®

Fundamental Investors

[photo of six viewfinders overlooking the Hudson River - the Statue of Liberty in the distance]

Semi-annual report for the six months ended June 30, 2006

Fundamental InvestorsSMseeks long-term growth of capital and income primarily through investments in common stocks.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2006:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	+13.63%	+6.10%	+10.71%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22-25 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 1.49%, which reflects a fee waiver (1.47% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 1.50%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 5. Please see the inside back cover for important information about other share classes.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

Fellow shareholders:

[photo - row of coin operated binoculars and Statue of Liberty in background]

For the six months ended June 30, 2006, shares of Fundamental Investors increased 8.8% for shareholders who reinvested quarterly dividends totaling 22 cents a share.

This return significantly outpaced those of the fund’s two most relevant benchmarks, the unmanaged Standard & Poor’s 500 Composite Index, which rose 2.7%, and the Lipper Large-Cap Value Funds Index, which gained 4.5%.

Even on the heels of such a strong six months, we urge investors to focus on the long term. The table below shows longer term results for the fund and, as you can see, Fundamental Investors has bested its benchmarks for each of the time periods shown.

Results at a glance

For periods ended June 30, 2006, with all distributions reinvested.

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Fundamental Investors	+8.8%	+20.6%	+7.4%	+11.4%	+14.1%
Lipper Large-Cap Value
Funds Index	+4.5	+10.5	+3.9	+8.4	+12.7
Lipper Large-Cap Core
Funds Index	+2.2	+9.1	+1.7	+7.2	—[2]
Standard & Poor’s 500
Composite Index[3]	+2.7	+8.6	+2.5	+8.3	+12.9

1 Since Capital Research and Management Company began managing the fund on August 1, 1978.
2 Index began on December 29, 1978, therefore lifetime results are not available.
3 Unmanaged.

Mismatched quarters

A strong economy buoyed by resurgent corporate profits led U.S. markets higher throughout the first half of the period, but inflation fears, elevated fuel prices and the Federal Reserve’s mixed guidance on future interest rate moves resulted in a sharp market downturn that began in May. However, a moderating U.S. economic growth rate helped allay some inflation worries and markets were on the rise as the period drew to a close.

Markets worldwide broadly mirrored the U.S. pattern, rising significantly in the first quarter before struggling in the second. European and Canadian returns were stronger than those in Japan, where some disappointing corporate data exacerbated the second quarter downturn.

As of June 30, Fundamental Investors had 27.4% of its assets invested in non-U.S. companies, and this component of the portfolio bolstered results during the period. The U.S. dollar weakened against most major currencies, heightening the beneficial impact of these non-U.S. holdings for shareholders.

The fund’s ability to invest up to 30% of assets outside the United States and Canada continues to be a cornerstone of our approach as it allows us to broaden the investment opportunities available to shareholders. Currently, three of the fund’s top 10 holdings — Canada’s Suncor Energy, Swiss pharmaceutical manufacturer Roche and U.K. energy giant Royal Dutch Shell — are non-U.S. companies.

Fundamental Investors’ 10 largest holdings

Company	Country	Percent of net assets

Suncor Energy	Canada	4.3%
Altria	United States	2.2
Microsoft	United States	2.1
Roche	Switzerland	1.7
Oracle	United States	1.5
Deere	United States	1.4
Lowe’s	United States	1.4
Royal Dutch Shell	United Kingdom	1.3
Eli Lilly	United States	1.2
Caterpillar	United States	1.2

A familiar portfolio; strong results

A look inside Fundamental Investors’ portfolio shows that the fund continued to maintain sizable concentrations in many industries that have fueled its returns during recent reporting periods. Among those industries are energy, materials and industrials, which in many ways have been the lifeblood of the global economic growth that has occurred over the past few years.

The scale of this growth — which has, in large part, emanated from the United States but been most pronounced in developing nations like China and India — has created unprecedented demand for things like oil, copper, aluminum and heavy equipment. The profitability of many producers and manufacturers of these goods has soared — and so have many of their stock prices.

The six months saw this trend continuing and the fund benefiting. Oil sands producer Suncor Energy (+28.4%), Fundamental Investors’ largest holding, continued to surge, as did oil services provider Baker Hughes (+34.7%). Mining companies BHP Billiton of Australia and the United Kingdom’s Rio Tinto rose 29.1% and 15.7%, respectively. Heavy equipment manufacturers and longtime fund holdings Caterpillar (+28.9%) and Deere (+22.6%), both of the United States, also made significant contributions.

Within these sectors, decliners were scarce, though the U.S.’s Devon Energy (-3.4%) finished in negative territory and American mining concern Freeport-McMoRan (+3.6%) appreciated only modestly.

Elsewhere in the portfolio

Pharmaceuticals contributed positively during the period. Within this sector, we have been increasing our holdings in both European and U.S. companies, but for different reasons. European drug companies are presently better positioned, with the ramp up in new product sales offsetting the demise of products losing patent protection. In the United States, valuations are more attractive as companies face challenges due to patent expirations. The heightened dividend yields resulting from these valuations make the companies appealing as we await the next generation of new products. For the six months, Roche (+10.0%), Merck (+14.5%) and Abbott Labs (+10.6%) helped results, while Eli Lilly (-2.3%) and Schering Plough (-8.7%) detracted from them.

We reduced or eliminated our holdings in a number of media companies. We believe that many traditional media concerns face challenging prospects for growth and, spotting well-priced opportunities in companies within other sectors, we elected to deploy assets elsewhere.

Interestingly, the fund’s positive results occurred despite declines in a number of its larger holdings. Among top 10 positions that fell in price were Microsoft (-10.9%) and home improvement retailer Lowe’s (-9.0%). Other sizable holdings whose share prices decreased were Target (-11.1%) and cruise ship operator Carnival (-21.9%).

Looking forward

We remain optimistic about the coming months. We believe economic growth will continue to be robust and look for healthy corporate profits to continue. We also expect interest rates to stabilize around current or slightly higher levels.

As always, we temper our optimism with a conservative approach that pays special attention to risk. That approach is manifest in our unwavering commitment to bottom-up, company-by-company research. It’s how we will continue to build Fundamental Investors’ portfolio and pursue the growth-and-income objectives of our shareholders.

We thank you for your commitment to long-term investing.

Sincerely,

/s/ James F. Rothenberg	/s/ Dina N. Perry
James F. Rothenberg	Dina N. Perry
Vice Chairman of the Board	President

August 7, 2006

For current information about the fund, visit americanfunds.com.

Other share class results                 unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2006:

	1 year	5 years	Life of class
Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	+14.65%	+6.24%	+4.99%
Not reflecting CDSC	+19.65%	+6.55%	+4.99%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+18.58%	+6.47%	+6.60%
Not reflecting CDSC	+19.58%	+6.47%	+6.60%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+20.59%	+7.32%	+7.45%

Class 529-A shares†— first sold 2/15/02
Reflecting 5.75% maximum sales charge	+13.58%	—	+9.01%
Not reflecting maximum sales charge	+20.50%	—	+10.50%

Class 529-B shares†— first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	+14.50%	—	+9.67%
Not reflecting CDSC	+19.50%	—	+10.00%

Class 529-C shares†— first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+18.52%	—	+9.57%
Not reflecting CDSC	+19.52%	—	+9.57%

Class 529-E shares*†— first sold 3/7/02	+20.14%	—	+8.86%

Class 529-F shares*†— first sold 9/23/02
Not reflecting annual asset-based fee charged by
sponsoring firm	+20.74%	—	+18.99%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22-25 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Summary investment portfolio, June 30, 2006	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]

Energy	16.49%
Industrials	11.97
Financials	11.16
Information technology	10.50
Health care	9.94
Other industries	34.07
Convertible securities	0.15
Bonds & notes	0.04
Short-term securities & other assets less liabilities	5.68

[end pie chart]

		Market	Percent
		value	of net
Common stocks - 94.13%	Shares	(000)	assets

Energy - 16.49%
Suncor Energy Inc.	17,895,019	$1,448,598	4.34%
Royal Dutch Shell PLC, Class A (ADR)	6,370,000	426,663	1.28
Baker Hughes Inc.	4,828,000	395,172	1.19
OAO LUKOIL (ADR)	4,700,000	391,040	1.17
Norsk Hydro ASA	10,840,000	287,210
Norsk Hydro ASA (ADR)	3,500,000	93,485	1.14
CONSOL Energy Inc. (1)	7,400,000	345,728	1.04
Chevron Corp.	4,985,674	309,411.93
Murphy Oil Corp.	4,063,000	226,959.68
Other securities		1,574,039	4.72
		5,498,305	16.49

Industrials - 11.97%
Deere & Co.	5,660,000	472,553	1.42
Caterpillar Inc.	5,400,000	402,192	1.21
Union Pacific Corp.	4,200,000	390,432	1.17
Boeing Co.	3,400,000	278,494.83
General Electric Co.	8,250,000	271,920.81
Deutsche Post AG	8,945,000	239,534.72
General Dynamics Corp.	3,545,800	232,108.70
Parker Hannifin Corp.	2,800,000	217,280.65
Other securities		1,486,885	4.46
		3,991,398	11.97

Financials - 11.16%
Washington Mutual, Inc.	8,580,000	391,076	1.17
Citigroup Inc.	7,630,000	368,071	1.10
Allied Irish Banks, PLC	12,540,000	300,556.90
Fannie Mae	4,467,800	214,901.65
Bank of Ireland	11,765,000	209,682.63
Other securities		2,237,854	6.71
		3,722,140	11.16

Information technology - 10.50%
Microsoft Corp.	30,150,000	702,495	2.11
Oracle Corp. (2)	35,000,000	507,150	1.52
Texas Instruments Inc.	11,383,024	344,792	1.03
International Business Machines Corp.	3,650,000	280,393.84
Motorola, Inc.	10,706,080	215,727.65
Other securities		1,452,875	4.35
		3,503,432	10.50

Health care - 9.94%
Roche Holding AG	3,535,000	583,346	1.75
Eli Lilly and Co.	7,370,000	407,340	1.22
Merck & Co., Inc.	8,800,000	320,584.96
Abbott Laboratories	6,310,000	275,179.83
Bristol-Myers Squibb Co.	9,550,000	246,963.74
Sanofi-Aventis	2,192,600	213,737.64
Other securities		1,268,978	3.80
		3,316,127	9.94

Materials - 9.37%
BHP Billiton Ltd.	17,995,030	387,582	1.16
Alcoa Inc.	9,173,800	296,864.89
Rio Tinto PLC	5,066,709	267,551.80
Weyerhaeuser Co.	3,383,000	210,592.63
International Paper Co.	6,316,000	204,007.61
Other securities		1,758,436	5.28
		3,125,032	9.37

Consumer discretionary - 7.31%
Lowe's Companies, Inc.	7,630,000	462,912	1.39
Target Corp.	7,090,000	346,488	1.04
Limited Brands, Inc.	10,815,980	276,781.83
Other securities		1,351,946	4.05
		2,438,127	7.31

Consumer staples - 7.12%
Altria Group, Inc.	9,974,800	732,450	2.20
Coca-Cola Co.	4,800,000	206,496.62
Kirin Brewery Co., Ltd.	13,087,000	205,782.62
Other securities		1,229,104	3.68
		2,373,832	7.12

Telecommunication services - 4.96%
KDDI Corp.	61,000	374,818	1.12
AT&T Inc.	13,173,536	367,410	1.10
Verizon Communications Inc.	6,500,000	217,685.65
Other securities		695,901	2.09
		1,655,814	4.96

Utilities - 3.80%
Dominion Resources, Inc.	3,390,000	253,538.76
Questar Corp.	3,000,000	241,470.73
Other securities		770,777	2.31
		1,265,785	3.80

Miscellaneous - 1.51%
Other common stocks in initial period of acquisition		504,776	1.51

Total common stocks (cost: $22,962,949,000)		31,394,768	94.13

Convertible securities - 0.15%

Other - 0.15%
Other securities		48,799.15

Total convertible securities (cost: $38,027,000)		48,799.15

Bonds & notes - 0.04%

Industrials - 0.04%
Other securities		14,143.04

Total bonds & notes (cost: $14,969,000)		14,143.04

	Principal
	amount
Short-term securities - 5.51%	(000)

Federal Home Loan Bank 4.89%-5.255% due 7/26-9/22/2006	237,200	235,655.70
Clipper Receivables Co., LLC 4.96%-5.16% due 7/5-8/21/2006 (1)	233,800	233,265.70
CAFCO, LLC 5.04%-5.35% due 7/21-9/6/2006 (1)	123,500	122,670.37
AT&T Inc. 5.12% due 7/10/2006 (1)	22,500	22,468.07
Caterpillar Financial Services Corp. 5.00% due 7/24/2006	20,400	20,332.06
Other securities		1,203,997	3.61

Total short-term securities (cost: $1,838,385,000)		1,838,387	5.51

Total investment securities (cost: $24,854,330,000)		33,296,097	99.83
Other assets less liabilities		55,150.17

Net assets		$33,351,247	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,547,302,000, which represented 4.64% of the net assets of the fund.

(2) Security did not produce income during the last 12 months.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities			unaudited
at June 30, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost $24,854,330)			$33,296,097
Cash denominated in non-U.S. currencies (cost: $1,112)			1,120
Cash			3,198
Receivables for:
Sales of investments		$6,378
Sales of fund's shares		77,658
Dividends and interest		48,160	132,196
			33,432,611
Liabilities:
Payables for:
Purchases of investments		44,077
Repurchases of fund's shares		18,705
Investment advisory services		6,228
Services provided by affiliates		10,267
Deferred directors' compensation		1,815
Other fees and expenses		272	81,364
Net assets at June 30, 2006			$33,351,247

Net assets consist of:
Capital paid in on shares of capital stock			$24,152,930
Undistributed net investment income			160,496
Undistributed net realized gain			595,913
Net unrealized appreciation			8,441,908
Net assets at June 30, 2006			$33,351,247

Total authorized capital stock - 1,000,000 shares, $1.00 par value (870,886 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share

Class A	$28,211,131	736,493	$38.30
Class B	1,255,627	32,844	38.23
Class C	1,062,447	27,817	38.19
Class F	1,124,280	29,363	38.29
Class 529-A	316,096	8,257	38.28
Class 529-B	49,454	1,292	38.28
Class 529-C	97,573	2,550	38.27
Class 529-E	15,600	408	38.27
Class 529-F	7,355	192	38.26
Class R-1	15,943	417	38.21
Class R-2	223,844	5,861	38.19
Class R-3	340,474	8,902	38.25
Class R-4	254,372	6,649	38.26
Class R-5	377,051	9,841	38.31
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $40.64 and $40.62, respectively.

See Notes to Financial Statements

Statement of operations			unaudited
for the six months ended June 30, 2006		(dollars in thousands		)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $8,914)		$317,411
Interest		$34,118	$351,529

Fees and expenses(*):
Investment advisory services		40,690
Distribution services		47,391
Transfer agent services		12,196
Administrative services		2,685
Reports to shareholders		522
Registration statement and prospectus		1,029
Postage, stationery and supplies		1,297
Directors' compensation		305
Auditing and legal		15
Custodian		988
State and local taxes		1
Other		123
Total fees and expenses before reimbursements/waivers		107,242
Less reimbursements/waivers of fees and expenses:
Investment advisory services		4,069
Administrative services		112
Total fees and expenses after reimbursements/waivers			103,061
Net investment income			248,468

Net realized gain and unrealized appreciation on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments		824,889
Non-U.S. currency transactions		(2,061)	822,828
Net unrealized appreciation on:
Investments		1,445,968
Non-U.S. currency translations		186	1,446,154
Net realized gain and unrealized appreciation on investments and non-U.S. currency			2,268,982
Net increase in net assets resulting from operations			$2,517,450

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands		)

		Six months	Year ended
		ended June 30,	December 31,
		2006*	2005
Operations:
Net investment income		$248,468	$426,609
Net realized gain on investments and non-U.S. currency transactions		822,828	590,506
Net unrealized appreciation on investments and non-U.S. currency translations		1,446,154	1,849,761
Net increase in net assets resulting from operations		2,517,450	2,866,876

Dividends paid to shareholders from net investment income and non-U.S. currency gains		(173,208)	(440,865)

Capital share transactions		2,874,363	1,489,209

Total increase in net assets		5,218,605	3,915,220

Net assets:
Beginning of period		28,132,642	24,217,422
End of period (including undistributed net investment income: $160,496 and $85,236, respectively)		$33,351,247	$28,132,642

*Unaudited

See Notes to Financial Statements

Notes to financial statements                                                             unaudited

1.	Organization and significant accounting policies

Organization - Fundamental Investors, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income primarily through investments in common stocks.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended June 30, 2006, non-U.S. taxes paid on realized gains were $6,804,000. As of June 30, 2006, there were no non-U.S. taxes provided on unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2005, the fund had tax basis undistributed ordinary income of $86,813,000 and a capital loss carryforward of $216,463,000 expiring in 2011.

As of June 30, 2006, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$9,101,138
Gross unrealized depreciation on investment securities	(669,822)
Net unrealized appreciation on investment securities	8,431,316
Cost of investment securities	24,864,781

Ordinary income distributions paid to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2006	Year ended December 31, 2005
Class A	$157,032	$398,335
Class B	2,406	10,375
Class C	1,575	6,729
Class F	5,320	9,749
Class 529-A	1,567	3,286
Class 529-B	63	312
Class 529-C	119	553
Class 529-E	56	137
Class 529-F	41	68
Class R-1	21	90
Class R-2	314	1,327
Class R-3	1,121	2,603
Class R-4	1,294	2,838
Class R-5	2,279	4,463
Total	$173,208	$440,865

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.240% on such assets in excess of $27 billion. CRMC is currently waiving 10% of investment advisory services fees.  During the six months ended June 30, 2006, total investment advisory services fees waived by CRMC were $4,069,000. As a result, the fee shown on the accompanying financial statements of $40,690,000, which was equivalent to an annualized rate of 0.262%, was reduced to $36,621,000, or 0.235% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below.

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2006, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended June 30, 2006, the total administrative services fees paid by CRMC were $1,000 and $111,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended June 30, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$32,969	$11,628	Not applicable	Not applicable	Not applicable
Class B	5,942	568	Not applicable	Not applicable	Not applicable
Class C	4,637	Included in administrative services	$615	$97	Not applicable
Class F	1,110		323	48	Not applicable
Class 529-A	264		113	18	$139
Class 529-B	225		18	8	22
Class 529-C	426		35	13	43
Class 529-E	35		6	1	7
Class 529-F	-		2	-*	3
Class R-1	66		9	4	Not applicable
Class R-2	719		142	368	Not applicable
Class R-3	709		203	109	Not applicable
Class R-4	289		169	4	Not applicable
Class R-5	Not applicable		163	3	Not applicable
Total	$47,391	$12,196	$1,798	$673	$214
* Amount less than one thousand.

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $305,000, shown on the accompanying financial statements, includes $148,000 in current fees (either paid in cash or deferred) and a net increase of $157,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2006
Class A	$3,102,478	82,171	$148,438	3,934	$(1,452,842)	(38,592)	$1,798,074	47,513
Class B	132,435	3,512	2,312	61	(59,562)	(1,584)	75,185	1,989
Class C	277,021	7,359	1,503	40	(58,701)	(1,563)	219,823	5,836
Class F	469,195	12,417	4,614	122	(70,636)	(1,883)	403,173	10,656
Class 529-A	69,956	1,859	1,567	42	(6,721)	(179)	64,802	1,722
Class 529-B	7,265	193	63	2	(777)	(21)	6,551	174
Class 529-C	23,315	620	119	3	(3,183)	(84)	20,251	539
Class 529-E	3,183	85	56	2	(218)	(6)	3,021	81
Class 529-F	2,450	65	41	1	(415)	(11)	2,076	55
Class R-1	5,958	158	20	- †	(1,663)	(44)	4,315	114
Class R-2	78,467	2,088	314	8	(23,443)	(626)	55,338	1,470
Class R-3	137,643	3,656	1,119	30	(37,589)	(997)	101,173	2,689
Class R-4	51,527	1,368	1,294	34	(20,940)	(558)	31,881	844
Class R-5	101,654	2,691	2,118	56	(15,072)	(400)	88,700	2,347
Total net increase
(decrease)	$4,462,547	118,242	$163,578	4,335	$(1,751,762)	(46,548)	$2,874,363	76,029

Year ended December 31, 2005
Class A	$3,005,984	90,443	$375,768	11,039	$(2,648,000)	(80,442)	$733,752	21,040
Class B	109,936	3,324	9,966	289	(95,999)	(2,920)	23,903	693
Class C	218,924	6,608	6,422	186	(79,167)	(2,409)	146,179	4,385
Class F	244,749	7,340	8,448	247	(106,338)	(3,245)	146,859	4,342
Class 529-A	72,664	2,186	3,286	96	(9,106)	(273)	66,844	2,009
Class 529-B	7,547	228	312	9	(942)	(28)	6,917	209
Class 529-C	23,294	702	553	16	(3,668)	(111)	20,179	607
Class 529-E	3,417	103	137	4	(312)	(10)	3,242	97
Class 529-F	2,261	68	68	2	(214)	(7)	2,115	63
Class R-1	5,776	176	89	3	(2,202)	(66)	3,663	113
Class R-2	71,936	2,187	1,327	38	(24,346)	(735)	48,917	1,490
Class R-3	110,345	3,339	2,595	76	(35,242)	(1,065)	77,698	2,350
Class R-4	130,964	4,035	2,837	83	(26,250)	(795)	107,551	3,323
Class R-5	152,129	4,640	4,015	117	(54,754)	(1,618)	101,390	3,139
Total net increase
(decrease)	$4,159,926	125,379	$415,823	12,205	$(3,086,540)	(93,724)	$1,489,209	43,860

* Includes exchanges between share classes of the fund.
† Amount less than one thousand.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,515,398,000 and $3,285,971,000, respectively, during the six months ended June 30, 2006.

Financial highlights (1)

		Income (loss) from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursments/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income to average net assets
Class A:
Six months ended 6/30/2006 (5)	$35.40	$.31	$2.81	$3.12	$(.22)	$-	$(.22)	$38.30	8.83%	$28,211		.62%	(6)	.60%	(6)	1.66%	(6)
Year ended 12/31/2005	32.25	.58	3.16	3.74	(.59)	-	(.59)	35.40	11.68	24,390		.62		.60		1.75
Year ended 12/31/2004	28.85	.61	3.35	3.96	(.56)	-	(.56)	32.25	13.91	21,543		.63		.63		2.05
Year ended 12/31/2003	22.23	.50	6.52	7.02	(.40)	-	(.40)	28.85	31.96	19,212		.66		.66		2.08
Year ended 12/31/2002	27.45	.42	(5.14)	(4.72)	(.50)	-	(.50)	22.23	(17.34)	15,201		.67		.67		1.68
Year ended 12/31/2001	31.16	.40	(3.34)	(2.94)	(.40)	(.37)	(.77)	27.45	(9.55)	19,331		.65		.65		1.41
Class B:
Six months ended 6/30/2006 (5)	35.33	.17	2.81	2.98	(.08)	-	(.08)	38.23	8.43	1,256		1.38	(6)	1.36	(6)	.90	(6)
Year ended 12/31/2005	32.19	.33	3.15	3.48	(.34)	-	(.34)	35.33	10.84	1,090		1.39		1.36		.99
Year ended 12/31/2004	28.80	.38	3.35	3.73	(.34)	-	(.34)	32.19	13.03	971		1.40		1.39		1.29
Year ended 12/31/2003	22.19	.31	6.51	6.82	(.21)	-	(.21)	28.80	30.97	836		1.44		1.44		1.30
Year ended 12/31/2002	27.40	.23	(5.14)	(4.91)	(.30)	-	(.30)	22.19	(17.97)	618		1.45		1.45		.91
Year ended 12/31/2001	31.12	.18	(3.34)	(3.16)	(.19)	(.37)	(.56)	27.40	(10.24)	653		1.42		1.42		.64
Class C:
Six months ended 6/30/2006 (5)	35.30	.16	2.79	2.95	(.06)	-	(.06)	38.19	8.37	1,062		1.44	(6)	1.42	(6)	.85	(6)
Year ended 12/31/2005	32.17	.30	3.15	3.45	(.32)	-	(.32)	35.30	10.76	776		1.45		1.43		.91
Year ended 12/31/2004	28.78	.37	3.34	3.71	(.32)	-	(.32)	32.17	12.96	566		1.47		1.46		1.24
Year ended 12/31/2003	22.17	.30	6.51	6.81	(.20)	-	(.20)	28.78	30.93	413		1.50		1.50		1.23
Year ended 12/31/2002	27.39	.21	(5.14)	(4.93)	(.29)	-	(.29)	22.17	(18.06)	266		1.50		1.50		.86
Period from 3/15/2001 to 12/31/2001	28.52	.11	(1.13)	(1.02)	(.11)	-	(.11)	27.39	(3.60)	203		1.55	(6)	1.55	(6)	.49	(6)
Class F:
Six months ended 6/30/2006 (5)	35.39	.32	2.80	3.12	(.22)	-	(.22)	38.29	8.83	1,124		.62	(6)	.59	(6)	1.69	(6)
Year ended 12/31/2005	32.24	.57	3.16	3.73	(.58)	-	(.58)	35.39	11.64	662		.66		.63		1.71
Year ended 12/31/2004	28.84	.59	3.35	3.94	(.54)	-	(.54)	32.24	13.84	463		.70		.70		2.02
Year ended 12/31/2003	22.22	.49	6.52	7.01	(.39)	-	(.39)	28.84	31.92	311		.71		.71		2.02
Year ended 12/31/2002	27.44	.40	(5.14)	(4.74)	(.48)	-	(.48)	22.22	(17.38)	203		.72		.72		1.65
Period from 3/15/2001 to 12/31/2001	28.56	.28	(1.12)	(.84)	(.28)	-	(.28)	27.44	(2.97)	153		.74	(6)	.74	(6)	1.31	(6)
Class 529-A:
Six months ended 6/30/2006 (5)	35.38	.30	2.81	3.11	(.21)	-	(.21)	38.28	8.80	316		.67	(6)	.65	(6)	1.62	(6)
Year ended 12/31/2005	32.24	.55	3.15	3.70	(.56)	-	(.56)	35.38	11.60	231		.70		.67		1.66
Year ended 12/31/2004	28.84	.59	3.34	3.93	(.53)	-	(.53)	32.24	13.77	146		.73		.72		2.00
Year ended 12/31/2003	22.22	.50	6.52	7.02	(.40)	-	(.40)	28.84	31.99	88		.68		.68		2.03
Period from 2/15/2002 to 12/31/2002	26.71	.33	(4.34)	(4.01)	(.48)	-	(.48)	22.22	(15.16)	39		.76	(6)	.76	(6)	1.64	(6)
Class 529-B:
Six months ended 6/30/2006 (5)	35.37	.15	2.81	2.96	(.05)	-	(.05)	38.28	8.38	49		1.51	(6)	1.48	(6)	.78	(6)
Year ended 12/31/2005	32.23	.27	3.16	3.43	(.29)	-	(.29)	35.37	10.66	40		1.54		1.52		.82
Year ended 12/31/2004	28.83	.33	3.35	3.68	(.28)	-	(.28)	32.23	12.83	29		1.59		1.59		1.13
Year ended 12/31/2003	22.22	.27	6.52	6.79	(.18)	-	(.18)	28.83	30.74	19		1.61		1.61		1.10
Period from 2/19/2002 to 12/31/2002	26.27	.16	(3.91)	(3.75)	(.30)	-	(.30)	22.22	(14.35)	8		1.62	(6)	1.62	(6)	.77	(6)
Class 529-C:
Six months ended 6/30/2006 (5)	35.37	.15	2.80	2.95	(.05)	-	(.05)	38.27	8.35	98		1.50	(6)	1.47	(6)	.79	(6)
Year ended 12/31/2005	32.23	.27	3.16	3.43	(.29)	-	(.29)	35.37	10.68	71		1.53		1.51		.83
Year ended 12/31/2004	28.83	.34	3.34	3.68	(.28)	-	(.28)	32.23	12.84	45		1.58		1.58		1.14
Year ended 12/31/2003	22.22	.27	6.52	6.79	(.18)	-	(.18)	28.83	30.75	27		1.60		1.60		1.11
Period from 2/15/2002 to 12/31/2002	26.71	.16	(4.34)	(4.18)	(.31)	-	(.31)	22.22	(15.74)	11		1.60	(6)	1.60	(6)	.79	(6)
Class 529-E:
Six months ended 6/30/2006 (5)	35.36	.24	2.82	3.06	(.15)	-	(.15)	38.27	8.66	16		.98	(6)	.96	(6)	1.31	(6)
Year ended 12/31/2005	32.23	.44	3.15	3.59	(.46)	-	(.46)	35.36	11.24	12		1.02		.99		1.34
Year ended 12/31/2004	28.83	.49	3.35	3.84	(.44)	-	(.44)	32.23	13.40	7		1.06		1.05		1.66
Year ended 12/31/2003	22.21	.40	6.52	6.92	(.30)	-	(.30)	28.83	31.42	4		1.08		1.08		1.61
Period from 3/7/2002 to 12/31/2002	28.13	.26	(5.85)	(5.59)	(.33)	-	(.33)	22.21	(19.92)	2		1.07	(6)	1.07	(6)	1.35	(6)
Class 529-F:
Six months ended 6/30/2006 (5)	35.36	.34	2.81	3.15	(.25)	-	(.25)	38.26	8.91	7		.48	(6)	.46	(6)	1.82	(6)
Year ended 12/31/2005	32.22	.59	3.15	3.74	(.60)	-	(.60)	35.36	11.68	5		.58		.56		1.76
Year ended 12/31/2004	28.82	.58	3.33	3.91	(.51)	-	(.51)	32.22	13.73	2		.81		.80		1.95
Year ended 12/31/2003	22.22	.45	6.52	6.97	(.37)	-	(.37)	28.82	31.72	1		.82		.82		1.81
Period from 9/23/2002 to 12/31/2002	21.22	.12	1.08	1.20	(.20)	-	(.20)	22.22	5.65	-	(7)	.22		.22		.51
Class R-1:
Six months ended 6/30/2006 (5)	$35.31	$.16	$2.80	$2.96	$(.06)	-	$(.06)	$38.21	8.38%	$16		1.48%	(6)	1.44%	(6)	.83%	(6)
Year ended 12/31/2005	32.18	.29	3.16	3.45	(.32)	-	(.32)	35.31	10.74	11		1.50		1.46		.88
Year ended 12/31/2004	28.79	.37	3.33	3.70	(.31)	-	(.31)	32.18	12.92	6		1.53		1.49		1.26
Year ended 12/31/2003	22.19	.27	6.54	6.81	(.21)	-	(.21)	28.79	30.90	2		1.70		1.50		1.08
Period from 6/19/2002 to 12/31/2002	26.04	.13	(3.75)	(3.62)	(.23)	-	(.23)	22.19	(13.91)	-	(7)	4.20	(6)	1.50	(6)	1.11	(6)
Class R-2:
Six months ended 6/30/2006 (5)	35.29	.16	2.80	2.96	(.06)	-	(.06)	38.19	8.39	224		1.57	(6)	1.42	(6)	.85	(6)
Year ended 12/31/2005	32.17	.30	3.14	3.44	(.32)	-	(.32)	35.29	10.73	155		1.64		1.43		.91
Year ended 12/31/2004	28.77	.38	3.34	3.72	(.32)	-	(.32)	32.17	13.02	93		1.76		1.45		1.29
Year ended 12/31/2003	22.18	.30	6.51	6.81	(.22)	-	(.22)	28.77	30.93	45		1.94		1.46		1.19
Period from 5/21/2002 to 12/31/2002	27.39	.14	(5.13)	(4.99)	(.22)	-	(.22)	22.18	(18.22)	7		1.64	(6)	1.46	(6)	1.05	(6)
Class R-3:
Six months ended 6/30/2006 (5)	35.35	.24	2.81	3.05	(.15)	-	(.15)	38.25	8.62	341		1.00	(6)	.98	(6)	1.30	(6)
Year ended 12/31/2005	32.21	.45	3.16	3.61	(.47)	-	(.47)	35.35	11.26	220		1.01		.98		1.35
Year ended 12/31/2004	28.82	.50	3.33	3.83	(.44)	-	(.44)	32.21	13.41	125		1.05		1.04		1.69
Year ended 12/31/2003	22.21	.40	6.52	6.92	(.31)	-	(.31)	28.82	31.45	66		1.10		1.08		1.60
Period from 6/4/2002 to 12/31/2002	26.66	.18	(4.38)	(4.20)	(.25)	-	(.25)	22.21	(15.75)	11		1.13	(6)	1.08	(6)	1.41	(6)
Class R-4:
Six months ended 6/30/2006 (5)	35.36	.30	2.81	3.11	(.21)	-	(.21)	38.26	8.80	254		.68	(6)	.66	(6)	1.61	(6)
Year ended 12/31/2005	32.22	.55	3.16	3.71	(.57)	-	(.57)	35.36	11.61	205		.69		.66		1.66
Year ended 12/31/2004	28.83	.60	3.33	3.93	(.54)	-	(.54)	32.22	13.85	80		.69		.69		2.04
Year ended 12/31/2003	22.21	.48	6.53	7.01	(.39)	-	(.39)	28.83	31.91	48		.71		.71		1.94
Period from 7/25/2002 to 12/31/2002	21.75	.22	.55	.77	(.31)	-	(.31)	22.21	3.51	7		.34		.32		.96
Class R-5:
Six months ended 6/30/2006 (5)	35.41	.36	2.80	3.16	(.26)	-	(.26)	38.31	8.95	377		.39	(6)	.36	(6)	1.91	(6)
Year ended 12/31/2005	32.26	.65	3.17	3.82	(.67)	-	(.67)	35.41	11.94	265		.39		.36		1.96
Year ended 12/31/2004	28.86	.68	3.35	4.03	(.63)	-	(.63)	32.26	14.19	141		.39		.39		2.31
Year ended 12/31/2003	22.23	.56	6.53	7.09	(.46)	-	(.46)	28.86	32.24	112		.39		.39		2.30
Period from 5/15/2002 to 12/31/2002	27.62	.28	(5.34)	(5.06)	(.33)	-	(.33)	22.23	(18.34)	53		.40	(6)	.40	(6)	1.91	(6)

	Six months ended June 30,	Year ended December 31
	2006(5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	11%	24%	30%	31%	38%	29%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example                                             unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2006	Ending account value 6/30/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,088.26	$3.11	.60%
Class A -- assumed 5% return	1,000.00	1,021.82	3.01	.60
Class B -- actual return	1,000.00	1,084.28	7.03	1.36
Class B -- assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class C -- actual return	1,000.00	1,083.68	7.34	1.42
Class C -- assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class F -- actual return	1,000.00	1,088.28	3.05	.59
Class F -- assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 529-A -- actual return	1,000.00	1,088.03	3.37	.65
Class 529-A -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 529-B -- actual return	1,000.00	1,083.78	7.65	1.48
Class 529-B -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-C -- actual return	1,000.00	1,083.50	7.59	1.47
Class 529-C -- assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class 529-E -- actual return	1,000.00	1,086.64	4.97	.96
Class 529-E -- assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 529-F -- actual return	1,000.00	1,089.11	2.38	.46
Class 529-F -- assumed 5% return	1,000.00	1,022.51	2.31	.46
Class R-1 -- actual return	1,000.00	1,083.79	7.44	1.44
Class R-1 -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-2 -- actual return	1,000.00	1,083.95	7.34	1.42
Class R-2 -- assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class R-3 -- actual return	1,000.00	1,086.22	5.07	.98
Class R-3 -- assumed 5% return	1,000.00	1,019.93	4.91	.98
Class R-4 -- actual return	1,000.00	1,088.00	3.42	.66
Class R-4 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 -- actual return	1,000.00	1,089.46	1.87	.36
Class R-5 -- assumed 5% return	1,000.00	1,023.01	1.81	.36

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Offices

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110-2804

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Fundamental Investors. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.76 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.82 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had lower annualized expenses (by 0.01 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete June 30, 2006, portfolio of Fundamental Investors’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Fundamental Investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds® ]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
            Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds                  Capital Research and Management              Capital International            Capital Guardian                Capital Bank and Trust

Lit. No. MFGESR-910-0806P

Litho in USA KBDA/CG/8083-S7486

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[logo - American Funds®]

Fundamental InvestorsSM
Investment portfolio

June 30, 2006

		unaudited

		Market value
Common stocks — 94.13%	Shares	(000)

ENERGY — 16.49%
Suncor Energy Inc.	17,895,019	$1,448,598
Royal Dutch Shell PLC, Class A (ADR)	6,370,000	426,663
Baker Hughes Inc.	4,828,000	395,172
OAO LUKOIL (ADR)	4,700,000	391,040
Norsk Hydro ASA	10,840,000	287,210
Norsk Hydro ASA (ADR)	3,500,000	93,485
CONSOL Energy Inc.[1]	7,400,000	345,728
Chevron Corp.	4,985,674	309,411
Murphy Oil Corp.	4,063,000	226,959
Exxon Mobil Corp.	3,000,000	184,050
Devon Energy Corp.	3,000,000	181,230
Occidental Petroleum Corp.	1,367,122	140,198
Smith International, Inc.	3,125,000	138,969
Imperial Oil Ltd.	3,608,739	131,868
Schlumberger Ltd.	2,000,000	130,220
Marathon Oil Corp.	1,375,000	114,537
Halliburton Co.	1,475,000	109,460
Shell Canada Ltd.	2,538,600	94,401
Quicksilver Resources Inc.[2]	2,555,000	94,050
ConocoPhillips	1,153,413	75,583
Massey Energy Co.	2,011,700	72,421
Oil & Natural Gas Corp. Ltd.	2,425,000	58,579
Cameco Corp.	1,000,000	39,848
CNX Gas Corp.[1,2]	287,500	8,625
		5,498,305

INDUSTRIALS — 11.97%
Deere & Co.	5,660,000	472,553
Caterpillar Inc.	5,400,000	402,192
Union Pacific Corp.	4,200,000	390,432
Boeing Co.	3,400,000	278,494
General Electric Co.	8,250,000	271,920
Deutsche Post AG	8,945,000	239,534
General Dynamics Corp.	3,545,800	232,108
Parker Hannifin Corp.	2,800,000	217,280
Raytheon Co.	4,461,372	198,843
Northrop Grumman Corp.	2,914,483	186,702
Emerson Electric Co.	2,200,000	184,382
Mitsubishi Corp.	7,245,800	144,713
Tyco International Ltd.	4,500,000	123,750
American Standard Inc.	2,332,300	100,919
United Technologies Corp.	1,500,000	95,130
Illinois Tool Works Inc.	1,676,000	79,610
United Parcel Service, Inc., Class B	800,000	65,864
Waste Management, Inc.	1,800,000	64,584
Avery Dennison Corp.	966,400	56,109
Kingspan Group PLC	3,153,379	54,992
Burlington Northern Santa Fe Corp.	500,000	39,625
Allied Waste Industries, Inc.[2]	2,500,000	28,400
Southwest Airlines Co.	1,500,000	24,555
Bombardier Inc., Class B2	7,500,000	20,901
Lockheed Martin Corp.	248,200	17,806
		3,991,398

FINANCIALS — 11.16%
Washington Mutual, Inc.	8,580,000	391,076
Citigroup Inc.	7,630,000	368,071
Allied Irish Banks, PLC	12,540,000	300,556
Fannie Mae	4,467,800	214,901
Bank of Ireland	11,765,000	209,682
Freddie Mac	3,325,000	189,558
AMP Ltd.	25,000,202	169,523
Irish Life & Permanent PLC	7,000,000	166,344
Berkshire Hathaway Inc., Class A2	1,650	151,237
Equity Residential	3,000,000	134,190
Cullen/Frost Bankers, Inc.	2,000,000	114,600
Willis Group Holdings Ltd.	3,100,000	99,510
Wells Fargo & Co.	1,470,000	98,608
CapitalSource Inc.	3,900,954	91,516
Mitsubishi Estate Co., Ltd.	3,750,000	79,648
Bank of America Corp.	1,436,800	69,110
Marshall & Ilsley Corp.	1,490,000	68,153
Commerce Bancorp, Inc.	1,900,000	67,773
Bank of New York Co., Inc.	2,085,000	67,137
J.P. Morgan Chase & Co.	1,550,000	65,100
U.S. Bancorp	2,000,000	61,760
Aon Corp.	1,767,400	61,541
American International Group, Inc.	950,000	56,098
St. George Bank Ltd.	2,450,279	53,375
Zions Bancorporation	650,000	50,661
Marsh & McLennan Companies, Inc.	1,770,000	47,595
Suruga Bank Ltd.	3,300,000	44,477
State Street Corp.	700,000	40,663
City National Corp.	600,000	39,054
Cathay Financial Holding Co., Ltd. (GDR)	1,752,500	37,679
Mellon Financial Corp.	1,000,000	34,430
Old Republic International Corp.	1,600,000	34,192
Genworth Financial, Inc., Class A	935,000	32,575
National Bank of Canada	230,000	11,747
		3,722,140

INFORMATION TECHNOLOGY — 10.50%
Microsoft Corp.	30,150,000	702,495
Oracle Corp.[2]	35,000,000	507,150
Texas Instruments Inc.	11,383,024	344,792
International Business Machines Corp.	3,650,000	280,393
Motorola, Inc.	10,706,080	215,727
Applied Materials, Inc.	10,900,000	177,452
Linear Technology Corp.	5,000,000	167,450
Hitachi, Ltd.	20,000,000	132,156
Intersil Corp., Class A	5,475,000	127,294
Google Inc., Class A2	300,000	125,799
Agilent Technologies, Inc.[2]	3,500,000	110,460
Sun Microsystems, Inc.[2]	24,000,000	99,600
Yahoo! Inc.[2]	2,400,000	79,200
Maxim Integrated Products, Inc.	1,750,000	56,192
Sabre Holdings Corp., Class A	2,345,304	51,597
ASML Holding NV2	2,500,000	50,593
Microchip Technology Inc.	1,497,222	50,232
Ceridian Corp.[2]	1,900,000	46,436
Corning Inc.[2]	1,520,000	36,769
Hewlett-Packard Co.	1,000,000	31,680
CDW Corp.	545,000	29,784
Lam Research Corp.[2]	500,000	23,310
Murata Manufacturing Co., Ltd.	300,000	19,483
Electronic Data Systems Corp.	800,000	19,248
Automatic Data Processing, Inc.	400,000	18,140
		3,503,432

HEALTH CARE — 9.94%
Roche Holding AG	3,535,000	583,346
Eli Lilly and Co.	7,370,000	407,340
Merck & Co., Inc.	8,800,000	320,584
Abbott Laboratories	6,310,000	275,179
Bristol-Myers Squibb Co.	9,550,000	246,963
Sanofi-Aventis	2,192,600	213,737
Schering-Plough Corp.	8,500,000	161,755
AstraZeneca PLC (Sweden)	1,500,000	90,502
AstraZeneca PLC (ADR)	890,600	53,276
WellPoint, Inc.[2]	1,690,000	122,981
Medco Health Solutions, Inc.[2]	2,063,000	118,169
Amgen Inc.[2]	1,700,000	110,891
Wyeth	2,200,000	97,702
Patterson Companies, Inc.[2]	2,250,000	78,592
CIGNA Corp.	725,000	71,420
McKesson Corp.	1,500,000	70,920
Forest Laboratories, Inc.[2]	1,700,000	65,773
Aetna Inc.	1,640,000	65,485
Medtronic, Inc.	1,300,000	60,996
C. R. Bard, Inc.	650,000	47,619
Boston Scientific Corp.[2]	1,679,900	28,290
Martek Biosciences Corp.[2]	850,000	24,607
		3,316,127

MATERIALS — 9.37%
BHP Billiton Ltd.	17,995,030	387,582
Alcoa Inc.	9,173,800	296,864
Rio Tinto PLC	5,066,709	267,551
Weyerhaeuser Co.	3,383,000	210,592
International Paper Co.	6,316,000	204,007
Freeport-McMoRan Copper & Gold Inc., Class B	3,500,000	193,935
Falconbridge Ltd.	3,500,000	184,409
Mosaic Co.[2]	10,500,000	164,325
Dow Chemical Co.	4,000,000	156,120
E.I. du Pont de Nemours and Co.	3,500,000	145,600
Sealed Air Corp.	2,241,000	116,711
Potash Corp. of Saskatchewan Inc.	1,318,400	113,343
Inco Ltd.	1,632,300	107,568
PPG Industries, Inc.	1,500,000	99,000
Rohm and Haas Co.	1,800,000	90,216
Temple-Inland Inc.	1,500,000	64,305
CRH PLC	1,937,629	62,928
USX-U.S. Steel Group	650,000	45,578
Barrick Gold Corp.	1,401,495	41,484
L’Air Liquide	202,400	39,383
Gold Fields Ltd.	1,658,000	37,724
Phelps Dodge Corp.	400,000	32,864
Lyondell Chemical Co.	1,450,000	32,857
UPM-Kymmene Corp. (ADR)	1,400,000	30,086
		3,125,032

CONSUMER DISCRETIONARY — 7.31%
Lowe’s Companies, Inc.	7,630,000	462,912
Target Corp.	7,090,000	346,488
Limited Brands, Inc.	10,815,980	276,781
Best Buy Co., Inc.	3,633,000	199,234
Toyota Motor Corp.	3,000,000	157,067
Carnival Corp., units	3,200,000	133,568
Federated Department Stores, Inc.	3,500,000	128,100
Time Warner Inc.	7,000,000	121,100
Walt Disney Co.	4,000,000	120,000
Sony Corp.	2,700,000	119,177
Starbucks Corp.[2]	3,090,000	116,678
Magna International Inc., Class A	1,199,300	86,313
General Motors Corp.	2,100,000	62,559
Nikon Corp.	3,557,000	62,118
News Corp., Class A	2,400,000	46,032
		2,438,127

CONSUMER STAPLES — 7.12%
Altria Group, Inc.	9,974,800	732,450
Coca-Cola Co.	4,800,000	206,496
Kirin Brewery Co., Ltd.	13,087,000	205,782
Diageo PLC	11,239,200	188,801
Diageo PLC (ADR)	15,200	1,027
PepsiCo, Inc.	2,900,000	174,116
Walgreen Co.	2,785,700	124,911
CVS Corp.	4,000,000	122,800
Procter & Gamble Co.	2,029,000	112,812
SYSCO Corp.	3,100,000	94,736
ConAgra Foods, Inc.	4,000,000	88,440
C&C Group PLC	8,469,251	73,470
Bunge Ltd.	1,302,000	65,425
Avon Products, Inc.	1,740,000	53,940
Goodman Fielder Ltd.[2]	31,711,000	50,401
General Mills, Inc.	904,200	46,711
SUPERVALU INC.	1,026,500	31,514
		2,373,832

TELECOMMUNICATION SERVICES — 4.96%
KDDI Corp.	61,000	374,818
AT&T Inc.	13,173,536	367,410
Verizon Communications Inc.	6,500,000	217,685
BellSouth Corp.	5,100,000	184,620
Sprint Nextel Corp., Series 1	8,700,000	173,913
Vodafone Group PLC	61,500,000	130,913
Qwest Communications International Inc.[2]	13,000,000	105,170
Telefónica, SA	3,068,000	51,034
Inmarsat PLC	6,185,000	39,183
Embarq Corp.[2]	270,000	11,068
		1,655,814

UTILITIES — 3.80%
Dominion Resources, Inc.	3,390,000	253,538
Questar Corp.	3,000,000	241,470
Exelon Corp.	2,965,000	168,501
Veolia Environnement	2,800,000	144,558
E.ON AG	800,000	92,008
Electricité de France SA	1,334,000	70,218
Public Service Enterprise Group Inc.	1,000,000	66,120
DTE Energy Co.	1,606,900	65,465
PPL Corp.	1,600,000	51,680
FPL Group, Inc.	1,050,000	43,449
Duke Energy Corp.	1,014,000	29,781
Tokyo Gas Co., Ltd.	6,025,000	28,385
Entergy Corp.	150,000	10,612
		1,265,785

MISCELLANEOUS — 1.51%
Other common stocks in initial period of acquisition		504,776

Total common stocks (cost: $22,962,949,000)		31,394,768

	Shares or
Convertible securities — 0.15%	principal amount

MATERIALS — 0.12%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred	31,000	38,941

INFORMATION TECHNOLOGY — 0.03%
ASML Holding NV 5.50% convertible notes 2010	€6,000,000	9,858

Total convertible securities (cost: $38,027,000)		48,799

	Principal amount	Market value
Bonds & notes — 0.04%	(000)	(000)

INDUSTRIALS — 0.04%
Southwest Airlines Co. 5.25% 2014	$ 15,000	$ 14,143

Total bonds & notes (cost: $14,969,000)		14,143

Short-term securities — 5.51%

Federal Home Loan Bank 4.89%-5.255% due 7/26-9/22/2006	237,200	235,655
Clipper Receivables Co., LLC 4.96%-5.16% due 7/5-8/21/2006[1]	233,800	233,265
American General Finance Corp. 5.01%-5.15% due 7/11-8/25/2006	105,000	104,732
International Lease Finance Corp. 5.235% due 7/31/2006	40,000	39,820
Park Avenue Receivables Co., LLC 5.15%-5.28% due 7/17-8/4/2006[1]	105,000	104,542
Preferred Receivables Funding Corp. 5.13% due 7/28/2006[1]	31,600	31,474
CAFCO, LLC 5.04%-5.35% due 7/21-9/6/2006[1]	123,500	122,670
Three Pillars Funding, LLC 4.98%-5.23% due 7/3-7/19/2006[1]	119,454	119,224
Freddie Mac 4.81%-5.17% due 7/25-8/25/2006	101,022	100,513
Ranger Funding Co. LLC 5.03%-5.28% due 7/12-8/4/2006[1]	49,900	49,813
Bank of America Corp. 5.27% due 8/23/2006	40,300	39,993
Wal-Mart Stores Inc. 5.24% due 8/22/2006[1]	55,700	55,270
Kimberly-Clark Worldwide Inc. 4.98% due 7/7/2006[1]	53,000	52,949
BellSouth Corp. 5.18%-5.29% due 8/7-8/14/2006[1]	51,500	51,197
Edison Asset Securitization LLC 5.27% due 8/22/2006[1]	50,000	49,613
NetJets Inc. 4.90%-5.02% due 7/5-7/27/2006[1]	45,000	44,912
Hewlett-Packard Co. 5.20%-5.21% due 7/31/2006[1]	40,000	39,820
Variable Funding Capital Corp. 5.02%-5.06% due 7/6-7/18/2006[1]	39,400	39,325
Atlantic Industries 5.16% due 7/28/2006[1]	38,500	38,346
Fannie Mae 4.82%-4.92% due 7/3-7/18/2006	37,200	37,149
HSBC Finance Corp. 5.29% due 8/28/2006	29,400	29,145
Triple-A One Funding Corp. 5.06% due 7/5/2006[1]	27,059	27,040
International Bank for Reconstruction and Development 5.19%-5.25% due 9/15/2006	26,390	26,095
Concentrate Manufacturing Co. of Ireland 5.22% due 7/31/2006[1]	26,200	26,082
Gannett Co. 5.18% due 7/27/2006[1]	25,000	24,903
AT&T Inc. 5.12% due 7/10/2006[1]	22,500	22,468
Caterpillar Financial Services Corp. 5.00% due 7/24/2006	20,400	20,332
Scripps (E.W.) Co. 5.00% due 7/6/2006[1]	19,000	18,984
IBM Capital Inc. 5.20% due 7/26/2006[1]	17,400	17,335
Hershey Co. 4.99% due 7/12/2006[1]	15,000	14,975
Becton, Dickinson and Co. 5.18% due 8/4/2006	9,052	9,006
Anheuser-Busch Companies, Inc. 5.09% due 8/15/2006[1]	8,800	8,742
U.S. Treasury Bills 4.575% due 7/6/2006	3,000	2,998

Total short-term securities (cost: $1,838,385,000)		$ 1,838,387

Total investment securities (cost: $24,854,330,000)		33,296,097
Other assets less liabilities		55,150

Net assets		$33,351,247

 “Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,547,302,000, which represented 4.64% of the net assets of the fund.
2Security did not produce income during the last 12 months.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

MFGEFP-910-0806-S6916

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FUNDAMENTAL INVESTORS, INC.

By /s/ James F. Rothenberg
James F. Rothenberg, Vice Chairman and PEO

Date: September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James F. Rothenberg
James F. Rothenberg, Vice Chairman and PEO

Date: September 7, 2006

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and PFO

Date: September 7, 2006